Financial Liabilities - Borrowings - Summary of Maturity of the Group's Non- Current Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 1,066	£ 2,424
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	3	726
Between two and five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	549	454
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 514	£ 1,244